Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NORTHERN FUNDS
Prospectus Date	rr_ProspectusDate	Jul. 31, 2011
Supplement [Text Block]	cik0000916620_SupplementTextBlock

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

SUPPLEMENT DATED AUGUST 29, 2011 (AS REVISED AND RESTATED OCTOBER 26, 2011)

TO PROSPECTUS DATED JULY 31, 2011

Northern Trust Investments, Inc. is scheduled to increase the expense reimbursements it provides to certain Northern Funds effective as of January 1, 2012. This increase in expense reimbursements will have the effect of reducing the Total Annual Fund Operating Expenses paid by investors. The following chart illustrates the increase in expense reimbursements:

Fund	Total Annual Fund Operating Expenses After Expense Reimbursement	Operating Expense Reduction	Total Annual Fund Operating Expenses After Expense Reimbursement Effective 1/1/2012
Arizona Tax-Exempt	0.75%	-0.30%	0.45%
California Intermediate Tax-Exempt	0.75%	-0.30%	0.45%
California Tax-Exempt	0.75%	-0.30%	0.45%
High Yield Municipal	0.85%	-0.05%	0.80%
Intermediate Tax-Exempt	0.75%	-0.30%	0.45%
Short-Intermediate Tax-Exempt	0.71%	-0.25%	0.46%
Tax-Exempt	0.75%	-0.30%	0.45%

These new contractual expense reimbursement arrangements are expected to continue from implementation until at least December 31, 2012.

Please retain this Supplement with your Prospectus for future reference.

NORTHERN ARIZONA TAX-EXEMPT FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000916620_SupplementTextBlock

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

SUPPLEMENT DATED AUGUST 29, 2011 (AS REVISED AND RESTATED OCTOBER 26, 2011)

TO PROSPECTUS DATED JULY 31, 2011

Northern Trust Investments, Inc. is scheduled to increase the expense reimbursements it provides to certain Northern Funds effective as of January 1, 2012. This increase in expense reimbursements will have the effect of reducing the Total Annual Fund Operating Expenses paid by investors. The following chart illustrates the increase in expense reimbursements:

Fund	Total Annual Fund Operating Expenses After Expense Reimbursement	Operating Expense Reduction	Total Annual Fund Operating Expenses After Expense Reimbursement Effective 1/1/2012
Arizona Tax-Exempt	0.75%	-0.30%	0.45%

These new contractual expense reimbursement arrangements are expected to continue from implementation until at least December 31, 2012.

Please retain this Supplement with your Prospectus for future reference.

NORTHERN CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000916620_SupplementTextBlock

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

SUPPLEMENT DATED AUGUST 29, 2011 (AS REVISED AND RESTATED OCTOBER 26, 2011)

TO PROSPECTUS DATED JULY 31, 2011

Northern Trust Investments, Inc. is scheduled to increase the expense reimbursements it provides to certain Northern Funds effective as of January 1, 2012. This increase in expense reimbursements will have the effect of reducing the Total Annual Fund Operating Expenses paid by investors. The following chart illustrates the increase in expense reimbursements:

Fund	Total Annual Fund Operating Expenses After Expense Reimbursement	Operating Expense Reduction	Total Annual Fund Operating Expenses After Expense Reimbursement Effective 1/1/2012
California Intermediate Tax-Exempt	0.75%	-0.30%	0.45%

These new contractual expense reimbursement arrangements are expected to continue from implementation until at least December 31, 2012.

Please retain this Supplement with your Prospectus for future reference.

NORTHERN CALIFORNIA TAX-EXEMPT FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000916620_SupplementTextBlock

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

SUPPLEMENT DATED AUGUST 29, 2011 (AS REVISED AND RESTATED OCTOBER 26, 2011)

TO PROSPECTUS DATED JULY 31, 2011

Northern Trust Investments, Inc. is scheduled to increase the expense reimbursements it provides to certain Northern Funds effective as of January 1, 2012. This increase in expense reimbursements will have the effect of reducing the Total Annual Fund Operating Expenses paid by investors. The following chart illustrates the increase in expense reimbursements:

Fund	Total Annual Fund Operating Expenses After Expense Reimbursement	Operating Expense Reduction	Total Annual Fund Operating Expenses After Expense Reimbursement Effective 1/1/2012
California Tax-Exempt	0.75%	-0.30%	0.45%

These new contractual expense reimbursement arrangements are expected to continue from implementation until at least December 31, 2012.

Please retain this Supplement with your Prospectus for future reference.

NORTHERN HIGH YIELD MUNICIPAL FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000916620_SupplementTextBlock

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

SUPPLEMENT DATED AUGUST 29, 2011 (AS REVISED AND RESTATED OCTOBER 26, 2011)

TO PROSPECTUS DATED JULY 31, 2011

Northern Trust Investments, Inc. is scheduled to increase the expense reimbursements it provides to certain Northern Funds effective as of January 1, 2012. This increase in expense reimbursements will have the effect of reducing the Total Annual Fund Operating Expenses paid by investors. The following chart illustrates the increase in expense reimbursements:

Fund	Total Annual Fund Operating Expenses After Expense Reimbursement	Operating Expense Reduction	Total Annual Fund Operating Expenses After Expense Reimbursement Effective 1/1/2012
High Yield Municipal	0.85%	-0.05%	0.80%

These new contractual expense reimbursement arrangements are expected to continue from implementation until at least December 31, 2012.

Please retain this Supplement with your Prospectus for future reference.

NORTHERN INTERMEDIATE TAX-EXEMPT FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000916620_SupplementTextBlock

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

SUPPLEMENT DATED AUGUST 29, 2011 (AS REVISED AND RESTATED OCTOBER 26, 2011)

TO PROSPECTUS DATED JULY 31, 2011

Northern Trust Investments, Inc. is scheduled to increase the expense reimbursements it provides to certain Northern Funds effective as of January 1, 2012. This increase in expense reimbursements will have the effect of reducing the Total Annual Fund Operating Expenses paid by investors. The following chart illustrates the increase in expense reimbursements:

Fund	Total Annual Fund Operating Expenses After Expense Reimbursement	Operating Expense Reduction	Total Annual Fund Operating Expenses After Expense Reimbursement Effective 1/1/2012
Intermediate Tax-Exempt	0.75%	-0.30%	0.45%

These new contractual expense reimbursement arrangements are expected to continue from implementation until at least December 31, 2012.

Please retain this Supplement with your Prospectus for future reference.

NORTHERN SHORT-INTERMEDIATE TAX-EXEMPT FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000916620_SupplementTextBlock

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

SUPPLEMENT DATED AUGUST 29, 2011 (AS REVISED AND RESTATED OCTOBER 26, 2011)

TO PROSPECTUS DATED JULY 31, 2011

Northern Trust Investments, Inc. is scheduled to increase the expense reimbursements it provides to certain Northern Funds effective as of January 1, 2012. This increase in expense reimbursements will have the effect of reducing the Total Annual Fund Operating Expenses paid by investors. The following chart illustrates the increase in expense reimbursements:

Fund	Total Annual Fund Operating Expenses After Expense Reimbursement	Operating Expense Reduction	Total Annual Fund Operating Expenses After Expense Reimbursement Effective 1/1/2012
Short-Intermediate Tax-Exempt	0.71%	-0.25%	0.46%

These new contractual expense reimbursement arrangements are expected to continue from implementation until at least December 31, 2012.

Please retain this Supplement with your Prospectus for future reference.

NORTHERN TAX-EXEMPT FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000916620_SupplementTextBlock

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

SUPPLEMENT DATED AUGUST 29, 2011 (AS REVISED AND RESTATED OCTOBER 26, 2011)

TO PROSPECTUS DATED JULY 31, 2011

Northern Trust Investments, Inc. is scheduled to increase the expense reimbursements it provides to certain Northern Funds effective as of January 1, 2012. This increase in expense reimbursements will have the effect of reducing the Total Annual Fund Operating Expenses paid by investors. The following chart illustrates the increase in expense reimbursements:

Fund	Total Annual Fund Operating Expenses After Expense Reimbursement	Operating Expense Reduction	Total Annual Fund Operating Expenses After Expense Reimbursement Effective 1/1/2012
Tax-Exempt	0.75%	-0.30%	0.45%

These new contractual expense reimbursement arrangements are expected to continue from implementation until at least December 31, 2012.

Please retain this Supplement with your Prospectus for future reference.